Revenue - Analysis of revenue by geography (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018		Jan. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 43,012	£ 12,360	[1]	£ 2,304
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	42,267	12,008		2,304
Latin America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	499	42		0
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 246	£ 310		£ 0

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’